Portfolio of Investments
Columbia Floating Rate Fund, April 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.2%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Clear Channel Outdoor Holdings, Inc.(a)	198,952	489,422
Star Tribune Co. (The)(a),(b),(c)	1,098	—
Total		489,422
Total Communication Services		489,422
Consumer Discretionary 0.0%
Multiline Retail 0.0%
Belk, Inc.(a)	231	2,541
Total Consumer Discretionary		2,541
Energy 0.1%
Energy Equipment & Services 0.1%
Covia Holdings Corp.(a)	57,253	729,976
McDermott International, Inc.(a)	184,336	116,039
Total		846,015
Oil, Gas & Consumable Fuels 0.0%
New Frontera Holdings(a)	64,498	20,156
Southcross Energy Partners LLC(a),(c)	107,918	8,094
Southcross Energy Partners LLC, Class A(a),(c)	2,041,444	352,149
Total		380,399
Total Energy		1,226,414
Financials —%
Capital Markets —%
RCS Capital Corp., Class B(a),(b),(c)	6,880	0
Total Financials		0
Industrials 0.1%
Machinery 0.1%
TNT Crane and Rigging, Inc.(a),(c)	60,744	789,672
Total Industrials		789,672
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.(a)	8,710	14,881
Total Information Technology		14,881
Total Common Stocks (Cost $3,103,928)		2,522,930
Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.1%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	1,500,000	1,286,250
Total Convertible Bonds (Cost $1,430,151)			1,286,250

Convertible Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.	7.000%	9,297	98,781
Total Information Technology			98,781
Total Convertible Preferred Stocks (Cost $201,433)			98,781

Corporate Bonds & Notes 4.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.3%
NFP Corp.(d)
08/15/2028	6.875%	3,750,000	3,318,202
Cable and Satellite 0.4%
DISH DBS Corp.
07/01/2026	7.750%	2,500,000	2,386,901
Radiate Holdco LLC/Finance, Inc.(d)
09/15/2026	4.500%	2,500,000	2,306,834
Total			4,693,735
Chemicals 0.1%
Herens Holdco Sarl(d)
05/15/2028	4.750%	1,053,000	937,658
Consumer Cyclical Services 0.1%
Arches Buyer, Inc.(d)
06/01/2028	4.250%	1,500,000	1,341,999
Environmental 0.3%
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	3,000,000	2,666,799
Finance Companies 0.4%
Navient Corp.
06/25/2025	6.750%	2,000,000	2,010,010
Columbia Floating Rate Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	2,500,000	2,453,351
Total			4,463,361
Food and Beverage 0.1%
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	602,000	566,391
Gaming 0.2%
Wynn Las Vegas LLC/Capital Corp.(d)
03/01/2025	5.500%	2,000,000	1,935,000
Health Care 0.0%
Mozart Debt Merger Sub, Inc.(d)
04/01/2029	3.875%	355,000	310,378
Leisure 0.4%
Cinemark USA, Inc.(d)
03/15/2026	5.875%	2,000,000	1,879,747
Royal Caribbean Cruises Ltd.(d)
06/15/2023	9.125%	2,000,000	2,066,205
Total			3,945,952
Lodging 0.1%
Marriott Ownership Resorts, Inc.
01/15/2028	4.750%	1,250,000	1,147,444
Media and Entertainment 0.3%
Cumulus Media New Holdings, Inc.(d)
07/01/2026	6.750%	828,000	827,044
Diamond Sports Group LLC/Finance Co.(d)
08/15/2026	5.375%	2,591,000	945,952
iHeartCommunications, Inc.
05/01/2026	6.375%	478,473	479,540
05/01/2027	8.375%	867,232	858,447
Total			3,110,983
Midstream 0.2%
EQM Midstream Partners LP(d)
07/01/2027	6.500%	2,000,000	2,017,713
Other REIT 0.3%
Ladder Capital Finance Holdings LLLP/Corp.(d)
02/01/2027	4.250%	3,000,000	2,766,988
Property & Casualty 0.7%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	6.750%	4,614,000	4,367,188
BroadStreet Partners, Inc.(d)
04/15/2029	5.875%	3,000,000	2,606,032
Total			6,973,220
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.3%
Logan Merger Sub, Inc.(d)
09/01/2027	5.500%	2,500,000	2,204,508
Sabre GLBL, Inc.(d)
09/01/2025	7.375%	500,000	506,134
Total			2,710,642
Total Corporate Bonds & Notes (Cost $47,874,216)			42,906,465

Exchange-Traded Fixed Income Funds 0.7%
	Shares	Value ($)
Floating Rate 0.7%
First Trust Senior Loan ETF	25,000	1,175,000
Invesco Senior Loan ETF	50,000	1,078,000
SPDR Blackstone Senior Loan ETF	100,000	4,447,000
Total		6,700,000
Total Exchange-Traded Fixed Income Funds (Cost $6,932,750)		6,700,000

Senior Loans 91.8%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
TransDigm, Inc.(e),(f)
Tranche F Term Loan
1-month USD LIBOR + 2.250% 12/09/2025	3.014%	2,741,546	2,686,715
Airlines 2.0%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 04/20/2028	5.813%	3,919,708	3,986,108
Air Canada(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 08/11/2028	4.250%	2,500,000	2,471,875
American Airlines, Inc.(e),(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 06/27/2025	2.448%	6,712,321	6,469,939
American Airlines, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 1.750% 01/29/2027	2.514%	980,000	938,350

2	Columbia Floating Rate Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Kestrel Bidco, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/11/2026	4.000%	2,795,749	2,698,960
United AirLines, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 04/21/2028	4.500%	4,308,333	4,267,705
Total			20,832,937
Automotive 1.5%
Clarios Global LP(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.250% 04/30/2026	4.014%	4,608,283	4,529,574
First Brands Group LLC(e),(f),(g)
1st Lien Term Loan
1-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	6.287%	6,382,964	6,362,209
Truck Hero, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 01/31/2028	4.014%	5,216,222	4,858,911
Total			15,750,694
Brokerage/Asset Managers/Exchanges 1.5%
AlixPartners LLP(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 02/04/2028	3.250%	2,479,975	2,451,455
Allspring Buyer LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 11/01/2028	4.313%	1,330,645	1,327,132
Citadel Securities LP(e),(f)
Term Loan
1-month Term SOFR + 2.500% 02/02/2028	3.315%	3,465,000	3,435,305
Russell Investments US Institutional Holdco, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 1.000% 05/30/2025	5.000%	3,967,747	3,921,880
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
VFH Parent LLC(e),(f),(g)
Term Loan
SOFR + 3.000% 01/13/2029	3.500%	4,211,687	4,176,140
Total			15,311,912
Building Materials 4.1%
Apex Tool Group LLC(e),(f)
1st Lien Term Loan
1-month Term SOFR + 5.250% Floor 0.500% 02/08/2029	5.750%	583,834	557,562
AZEK Co.(e),(f),(g)
Term Loan B
1-month Term SOFR + 2.500% Floor 0.500% 04/20/2029	4.092%	3,323,459	3,277,761
Beacon Roofing Supply, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 2.250% 05/19/2028	3.014%	2,061,346	2,035,579
Cornerstone Building Brands, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.250% 04/12/2028	3.804%	3,145,079	2,944,580
Covia Holdings LLC(e),(f)
Term Loan
1-month USD LIBOR + 4.000% Floor 1.000% 07/31/2026	5.000%	3,080,573	3,026,663
CP Atlas Buyer, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 11/23/2027	4.514%	2,305,963	2,163,408
Hunter Douglas, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/26/2029	4.000%	3,030,866	2,880,081
LBM Acquisition LLC(e),(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 12/17/2027	4.500%	2,228,548	2,098,557
Park River Holdings, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 12/28/2027	4.217%	3,681,516	3,486,690

Columbia Floating Rate Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
QUIKRETE Holdings, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 2.625% 02/01/2027	3.389%	1,979,747	1,923,542
QUIKRETE Holdings, Inc.(e),(f),(g)
Term Loan
1-month USD LIBOR + 3.000% 06/11/2028	3.764%	1,529,412	1,487,781
SRS Distribution, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	4.000%	1,722,314	1,657,728
1-month USD LIBOR + 3.500% Floor 0.500% 06/02/2028	4.019%	3,974,975	3,825,913
Standard Industries, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 2.500% Floor 0.500% 09/22/2028	3.788%	1,806,491	1,800,565
US Silica Co.(e),(f)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 05/01/2025	5.000%	3,324,414	3,283,558
White Cap Buyer LLC(e),(f)
Term Loan
SOFR + 3.750% Floor 0.500% 10/19/2027	4.450%	3,957,518	3,859,807
Wilsonart LLC(e),(f)
Tranche E Term Loan
1-month USD LIBOR + 3.250% Floor 1.000% 12/31/2026	4.250%	2,248,657	2,129,006
Total			42,438,781
Cable and Satellite 2.9%
Charter Communications Operating LLC(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/01/2027	2.520%	1,533,459	1,513,340
Cogeco Communications Finance LP(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/03/2025	2.764%	1,978,990	1,939,093
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(e),(f)
Term Loan
3-month USD LIBOR + 2.250% 07/17/2025	2.804%	3,876,040	3,795,612
3-month USD LIBOR + 2.250% 01/15/2026	2.804%	1,944,972	1,906,073
3-month USD LIBOR + 2.500% 04/15/2027	3.054%	975,056	954,950
DIRECTV Financing LLC(e),(f)
Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 08/02/2027	5.764%	4,092,844	4,071,971
Iridium Satellite LLC(e),(f)
Tranche B2 Term Loan
1-month USD LIBOR + 2.500% Floor 1.000% 11/04/2026	3.264%	2,978,274	2,956,860
Radiate Holdco LLC(e),(f),(g)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 09/25/2026	4.014%	4,127,652	4,067,223
Telesat Canada(e),(f)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 12/07/2026	3.520%	2,156,122	1,552,947
UPC Financing Partnership(e),(f),(g)
Term Loan
1-month USD LIBOR + 3.000% 01/31/2029	3.554%	3,250,000	3,215,485
Virgin Media Bristol LLC(e),(f)
Tranche N Term Loan
3-month USD LIBOR + 2.500% 01/31/2028	3.054%	2,000,000	1,970,460
Tranche Q Term Loan
1-month USD LIBOR + 3.250% 01/31/2029	3.804%	2,175,000	2,162,494
Total			30,106,508
Chemicals 4.9%
Aruba Investments Holdings LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 11/24/2027	4.500%	3,480,025	3,433,636
Ascend Performance Materials Operations LLC(e),(f)
Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 08/27/2026	5.756%	3,481,505	3,476,283

4	Columbia Floating Rate Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ColourOz Investment 1 GmbH(e),(f),(g)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	5.250%	824,184	790,038
ColourOz Investment 2 LLC(e),(f),(g)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	5.250%	4,985,635	4,779,080
Diamond BV(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 09/29/2028	3.988%	4,162,201	4,010,031
Herens Holdco SARL(e),(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 07/03/2028	5.006%	3,612,375	3,500,789
INEOS Styrolution Group GmbH(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 01/29/2026	3.514%	2,183,500	2,157,123
INEOS US Finance LLC(e),(f)
Term Loan
1-month USD LIBOR + 2.500% Floor 0.500% 11/08/2028	3.500%	2,444,444	2,425,500
Innophos Holdings, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.750% 02/05/2027	4.514%	2,721,183	2,705,019
Messer Industries GmbH(e),(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 03/02/2026	3.506%	4,006,299	3,965,675
Nouryon Finance BV(e),(f)
Term Loan
1-month USD LIBOR + 3.000% 10/01/2025	4.006%	3,220,513	3,170,853
Olympus Water US Holding Corp.(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 11/09/2028	4.813%	2,721,391	2,664,922
PMHC II, Inc.(e),(f),(g)
Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 04/21/2029	5.287%	3,598,920	3,379,062
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Schenectady International Group, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 4.750% 10/15/2025	5.264%	4,493,771	4,381,427
Sparta US Holdco LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 08/02/2028	4.250%	1,995,000	1,978,162
Tronox Finance LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 2.250% 03/10/2028	3.215%	1,301,296	1,287,059
Tronox Pigments(e),(f),(g)
Term Loan B
1-month Term SOFR + 3.250% Floor 0.500% 04/04/2029	4.016%	2,000,000	1,985,000
WR Grace & Co.(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	4.813%	940,449	931,280
Total			51,020,939
Construction Machinery 0.5%
Columbus McKinnon Corp.(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 05/14/2028	3.813%	1,369,209	1,350,383
PECF USS Intermediate Holding III Corp.(e),(f),(g)
Term Loan
1-month USD LIBOR + 4.250% Floor 0.500% 12/15/2028	4.758%	3,841,260	3,778,839
Total			5,129,222
Consumer Cyclical Services 5.2%
Allied Universal Holdco LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 05/12/2028	4.514%	4,978,678	4,844,353
Amentum Government Services Holdings LLC(e),(f)
Tranche 1 1st Lien Term Loan
1-month USD LIBOR + 3.500% 01/29/2027	4.264%	1,477,444	1,466,821
Tranche 3 1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 02/15/2029	4.647%	2,175,533	2,156,497

Columbia Floating Rate Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
APX Group, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 07/10/2028	4.052%	2,341,174	2,313,080
Cast & Crew LLC(e),(f)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	4.450%	2,157,379	2,143,896
Cast & Crew Payroll LLC(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 02/09/2026	4.264%	1,994,859	1,983,468
Conservice Midco, LLC(e),(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 4.250% 05/13/2027	5.014%	4,457,469	4,410,665
Cushman & Wakefield U.S. Borrower LLC(e),(f)
Term Loan
1-month USD LIBOR + 2.750% 08/21/2025	3.514%	2,358,737	2,331,352
IRI Holdings, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 12/01/2025	5.014%	3,141,950	3,134,755
Prime Security Services Borrower LLC(e),(f)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 0.750% 09/23/2026	3.500%	3,299,919	3,257,746
Signal Parent, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 04/03/2028	4.264%	1,856,250	1,583,622
Sotheby’s(e),(f)
Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 01/15/2027	5.544%	4,175,745	4,164,012
Staples, Inc.(e),(f)
Tranche B1 Term Loan
3-month USD LIBOR + 5.000% 04/16/2026	5.317%	3,681,734	3,523,604
TruGreen LP(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 11/02/2027	4.764%	3,964,962	3,942,679
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Uber Technologies, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/04/2025	4.264%	4,221,682	4,203,867
Uber Technologies, Inc.(e),(f),(g)
Term Loan
1-month USD LIBOR + 3.500% 02/25/2027	4.264%	3,542,080	3,526,388
WaterBridge Midstream Operating LLC(e),(f)
Term Loan
3-month USD LIBOR + 5.750% Floor 1.000% 06/22/2026	6.750%	2,535,050	2,447,388
WW International, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 04/13/2028	4.264%	2,771,875	2,479,442
Total			53,913,635
Consumer Products 1.7%
Energizer Holdings, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/22/2027	2.938%	1,645,833	1,627,318
Kronos Acquisition Holdings, Inc.(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 12/22/2026	4.514%	2,947,133	2,733,937
Serta Simmons Bedding LLC(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 11/08/2023	4.597%	1,329,377	710,472
SRAM LLC(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 05/18/2028	3.297%	2,443,636	2,419,200
SWF Holdings I Corp.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	4.750%	3,491,094	3,227,098
Thor Industries, Inc.(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 3.000% 02/01/2026	3.813%	1,777,047	1,757,801

6	Columbia Floating Rate Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Weber-Stephen Products LLC(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 10/30/2027	4.014%	5,150,506	4,986,977
Total			17,462,803
Diversified Manufacturing 2.5%
Bright Bidco BV(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/30/2024	4.774%	992,198	462,523
Brookfield WEC Holdings, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 08/01/2025	3.514%	1,488,694	1,460,542
DXP Enterprises, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 12/23/2027	5.750%	2,419,375	2,395,181
EWT Holdings III Corp.(e),(f)
Term Loan
1-month USD LIBOR + 2.500% 04/01/2028	3.313%	2,233,125	2,217,315
Filtration Group Corp.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 03/31/2025	3.764%	2,271,473	2,235,992
1-month USD LIBOR + 3.500% Floor 0.500% 10/21/2028	4.264%	703,418	693,746
Gates Global LLC(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 2.500% Floor 0.750% 03/31/2027	3.264%	2,628,723	2,575,045
Madison IAQ LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 06/21/2028	4.524%	3,725,878	3,609,445
TK Elevator Midco GmbH(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 07/30/2027	4.019%	5,587,349	5,528,011
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Vertiv Group Corp.(e),(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 2.750% 03/02/2027	3.202%	4,940,281	4,799,631
Total			25,977,431
Electric 1.4%
Carroll County Energy LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.500% 02/16/2026	4.506%	1,253,605	1,206,595
EFS Cogen Holdings I LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 10/01/2027	4.510%	911,796	890,716
ExGen Renewables IV LLC(e),(f)
Term Loan
1-month USD LIBOR + 2.500% Floor 1.000% 12/15/2027	3.500%	1,710,618	1,702,545
Invenergy Thermal Operating I LLC(e),(f)
Term Loan
1-month Term SOFR + 3.750% 08/28/2025	4.565%	1,844,418	1,802,918
LMBE-MC Holdco II LLC(e),(f)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 12/03/2025	5.000%	2,212,910	2,120,698
Nautilus Power LLC(e),(f)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 05/16/2024	5.250%	1,313,308	1,084,070
New Frontera Holdings LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 13.000% 07/28/2026	14.006%	979,319	866,697
2nd Lien Term Loan
1-month USD LIBOR + 1.500% 07/28/2028	2.506%	339,370	93,327
PG&E Corp.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 06/23/2025	3.813%	1,964,963	1,936,726
West Deptford Energy Holdings LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 08/03/2026	4.514%	1,520,899	1,213,267

Columbia Floating Rate Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WIN Waste Innovations Holdings, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 03/24/2028	3.756%	1,985,000	1,960,604
Total			14,878,163
Environmental 0.8%
EnergySolutions LLC/Envirocare of Utah LLC(c),(e),(f)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 05/09/2025	4.756%	3,410,448	3,359,291
GFL Environmental, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025	4.239%	2,034,380	2,028,664
Harsco Corp.(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 03/10/2028	3.125%	2,145,946	2,086,932
Rockwood Service Corp.(e),(f)
Term Loan
1-month USD LIBOR + 4.250% 01/23/2027	5.014%	1,057,141	1,053,177
Total			8,528,064
Finance Companies 0.7%
FinCo I LLC(e),(f)
Term Loan
1-month USD LIBOR + 2.500% 06/27/2025	3.264%	2,474,874	2,457,550
IGT Holding IV AB(e),(f),(g)
Tranche B2 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 03/31/2028	4.506%	4,343,000	4,313,164
Total			6,770,714
Food and Beverage 2.5%
Aramark Intermediate HoldCo Corp.(e),(f)
Tranche B5 Term Loan
1-month USD LIBOR + 2.500% 04/06/2028	3.264%	2,023,518	2,000,329
B&G Foods, Inc.(e),(f)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 10/10/2026	3.264%	1,700,000	1,664,300
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Del Monte Foods, Inc.(e),(f),(g)
Term Loan
SOFR + 4.250% Floor 0.500% 02/15/2029	4.750%	4,278,686	4,233,247
Naked Juice LLC(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/24/2029	4.001%	3,750,000	3,674,325
2nd Lien Term Loan
1-month Term SOFR + 6.000% Floor 0.500% 01/24/2030	6.651%	1,000,000	992,500
Primary Products Finance LLC(e),(f),(g)
Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 04/01/2029	4.769%	5,661,302	5,630,164
Triton Water Holdings, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 03/31/2028	4.506%	4,368,443	4,236,865
United Natural Foods, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 4.250% 10/22/2025	4.014%	1,975,213	1,960,715
US Foods, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 2.750% 11/22/2028	3.258%	1,084,468	1,076,335
Total			25,468,780
Gaming 4.4%
Bally’s Corp.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/02/2028	3.750%	2,795,637	2,767,681
Caesars Resort Collection LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	3.514%	1,868,409	1,858,637
Caesars Resort Collection LLC(e),(f),(g)
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% 07/21/2025	4.264%	4,971,171	4,949,745
CBAC Borrower LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 07/08/2024	4.764%	3,842,686	3,766,524

8	Columbia Floating Rate Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Enterprise Development Authority(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 02/28/2028	5.014%	2,979,626	2,963,476
Fertitta Entertainment LLC(e),(f),(g)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 01/27/2029	4.700%	6,015,941	5,984,117
Flutter Entertainment PLC(e),(f)
Term Loan
3-month USD LIBOR + 2.250% 07/21/2026	3.256%	3,375,910	3,356,735
Golden Nugget Online Gaming LLC(c),(e),(f)
Term Loan
1-month USD LIBOR + 12.000% Floor 1.000% 10/04/2023	13.000%	1,500,000	1,590,000
HRNI Holdings LLC(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 12/11/2028	5.014%	4,949,863	4,908,631
PCI Gaming Authority(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 05/29/2026	3.264%	2,956,220	2,932,215
Penn National Gaming(e),(f),(g)
Term Loan B
1-month Term SOFR + 2.750% Floor 0.500% 04/21/2029	3.250%	2,015,916	2,005,836
Scientific Games(e),(f),(g)
Term Loan B
1-month Term SOFR + 3.000% Floor 0.500% 04/14/2029	3.846%	3,928,121	3,906,045
Scientific Games Holdings(e),(f),(g)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 04/04/2029	4.175%	4,881,330	4,827,294
Total			45,816,936
Health Care 4.3%
Change Healthcare Holdings LLC(e),(f)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/01/2024	3.500%	3,022,592	3,015,187
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CHG Healthcare Services, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 09/29/2028	4.998%	1,990,000	1,975,533
Element Materials(e),(f),(g)
Delayed Draw Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 04/12/2029	4.250%	1,038,066	1,034,174
Term Loan B
1-month Term SOFR + 4.250% Floor 0.500% 04/12/2029	4.750%	2,249,144	2,240,709
Envision Healthcare Corp.(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 10/10/2025	4.514%	2,799,915	1,700,948
ICON PLC(e),(f)
Term Loan
3-month USD LIBOR + 2.250% 07/03/2028	3.313%	816,211	810,979
3-month USD LIBOR + 2.250% 07/03/2028	3.313%	3,275,975	3,254,976
LifePoint Health, Inc.(e),(f)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/16/2025	4.499%	2,171,525	2,143,469
Medline Borrower LP(e),(f)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/23/2028	4.014%	5,604,475	5,506,397
National Mentor Holdings, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	4.653%	2,611,299	2,504,680
Tranche C 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	4.760%	82,843	79,461
Ortho-Clinical Diagnostics, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 06/30/2025	3.452%	3,250,000	3,240,868
Owens & Minor, Inc.(e),(f)
Term Loan B
1-month Term SOFR + 3.750% Floor 0.500% 03/29/2029	4.450%	869,263	870,897

Columbia Floating Rate Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Phoenix Guarantor, Inc.(e),(f)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.250% 03/05/2026	4.014%	2,237,009	2,197,056
Tranche B3 1st Lien Term Loan
1-month USD LIBOR + 3.500% 03/05/2026	4.132%	990,000	973,031
Pluto Acquisition I, Inc.(c),(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.000% 06/22/2026	4.508%	1,938,477	1,899,707
Radiology Partners, Inc.(e),(f)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.250% 07/09/2025	4.846%	3,000,000	2,949,390
Select Medical Corp.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/06/2025	3.020%	2,571,818	2,546,897
Surgery Center Holdings, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	4.500%	1,980,000	1,959,923
Team Health Holdings, Inc.(e),(f)
Term Loan B
1-month Term SOFR + 5.250% Floor 1.000% 03/02/2027	6.250%	1,653,301	1,549,969
Upstream Newco, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 4.250% 11/20/2026	5.065%	1,975,000	1,955,250
Total			44,409,501
Independent Energy 0.8%
Hamilton Projects Acquiror LLC(e),(f)
Term Loan
1-month USD LIBOR + 4.500% Floor 1.000% 06/17/2027	5.506%	1,694,813	1,688,762
Oryx Midstream Services Permian Basin LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/05/2028	3.750%	2,508,452	2,493,477
Parkway Generation LLC(e),(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 02/18/2029	5.514%	3,652,260	3,635,131
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche C Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 02/18/2029	5.514%	511,316	508,545
Total			8,325,915
Leisure 3.4%
Alterra Mountain Co.(e),(f)
Tranche B2 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 08/17/2028	4.264%	6,562,013	6,508,730
Carnival Corp.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 10/18/2028	4.000%	6,493,190	6,387,676
Crown Finance US, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.500% 02/28/2025	4.000%	2,614,463	1,989,998
Tranche B1 Term Loan
1-month USD LIBOR + 7.000% 05/23/2024	7.000%	806,488	932,252
Formula One Management Ltd.(e),(f)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 02/01/2024	3.500%	6,000,000	5,965,320
Life Time, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 12/16/2024	5.750%	2,684,339	2,677,628
NAI Entertainment Holdings LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 05/08/2025	3.500%	2,941,192	2,886,045
UFC Holdings LLC(e),(f)
Tranche B3 1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 04/29/2026	3.500%	4,017,935	3,955,777
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(e),(f)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/18/2025	3.520%	3,999,148	3,914,886
Total			35,218,312

10	Columbia Floating Rate Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 1.0%
Hilton Grand Vacations Borrower LLC(e),(f),(g)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 08/02/2028	3.764%	4,250,882	4,228,863
Playa Resorts Holding BV(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 1.000% 04/29/2024	3.750%	6,570,899	6,465,961
Total			10,694,824
Media and Entertainment 6.8%
Alchemy Copyrights LLC(c),(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 03/10/2028	3.500%	2,462,578	2,450,265
AppLovin Corp.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 10/25/2028	3.764%	5,091,497	5,054,380
Cengage Learning, Inc.(e),(f)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	4,291,229	4,216,133
Clear Channel Outdoor Holdings, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 08/21/2026	4.738%	5,433,454	5,295,933
CMG Media Corp.(e),(f)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.500% 12/17/2026	4.264%	2,815,609	2,772,362
Creative Artists Agency LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 11/27/2026	4.514%	2,942,374	2,928,574
Diamond Sports Group(e),(f)
1st Lien Term Loan
1-month Term SOFR + 8.000% Floor 1.000% 05/25/2026	9.000%	1,307,844	1,327,252
Dotdash Meredith, Inc.(e),(f)
Tranche B Term Loan
SOFR + 4.000% Floor 0.500% 12/01/2028	4.500%	3,334,187	3,298,078
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
E.W. Scripps Co. (The)(e),(f)
Tranche B2 Term Loan
1-month USD LIBOR + 2.563% 05/01/2026	3.326%	1,469,849	1,453,549
Tranche B3 Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 01/07/2028	3.514%	997,500	992,513
Emerald Expositions Holding, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.500% 05/22/2024	3.264%	2,774,233	2,682,905
Entravision Communications Corp.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 11/29/2024	3.514%	1,057,500	1,032,384
Gray Television, Inc.(e),(f)
Tranche D Term Loan
1-month USD LIBOR + 3.000% 12/01/2028	3.455%	2,992,500	2,969,129
Hubbard Radio LLC(e),(f)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 03/28/2025	5.250%	2,555,508	2,536,341
iHeartCommunications, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% 05/01/2026	3.764%	1,703,205	1,687,348
Indy US Bidco LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.750% 03/06/2028	4.514%	3,001,013	2,980,396
Learfield Communications LLC(e),(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/01/2023	4.250%	4,170,021	3,955,140
Lions Gate Capital Holdings LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/24/2025	3.014%	1,394,108	1,374,939
NASCAR Holdings LLC(e),(f)
Term Loan
3-month USD LIBOR + 2.500% 10/19/2026	3.264%	1,516,886	1,508,741
NEP Group, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 10/20/2025	4.014%	1,492,288	1,462,905

Columbia Floating Rate Fund | Third Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Nexstar Media, Inc.(e),(f)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 09/18/2026	2.955%	3,225,492	3,193,753
Playtika Holding Corp.(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 2.750% 03/13/2028	3.514%	3,126,316	3,090,363
PUG LLC(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 02/12/2027	4.264%	4,015,137	3,909,739
Sinclair Television Group, Inc.(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 3.000% 04/01/2028	3.770%	1,477,052	1,422,032
Univision Communications, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 03/15/2026	4.014%	992,500	983,200
1-month USD LIBOR + 3.250% Floor 0.750% 01/31/2029	4.014%	6,250,000	6,164,062
Total			70,742,416
Midstream 2.0%
AL GCX Holdings, Ltd.(e),(f),(g)
Term Loan B
1-month Term SOFR + 3.750% Floor 0.500% 04/21/2029	4.250%	3,823,458	3,811,529
Buckeye Partners LP(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 2.250% 11/01/2026	2.707%	1,984,690	1,969,448
CQP Holdco LP(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 06/05/2028	4.756%	2,382,000	2,373,068
GIP III Stetson I LP/II LP(e),(f)
Term Loan
3-month USD LIBOR + 4.250% 07/18/2025	5.014%	4,159,362	4,048,432
ITT Holdings LLC(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/10/2028	3.514%	4,376,835	4,317,747
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Prairie ECI Acquiror LP(e),(f)
Term Loan
1-month USD LIBOR + 4.750% 03/11/2026	5.514%	1,637,500	1,602,015
Traverse Midstream Partners LLC(e),(f)
Term Loan
1-month Term SOFR + 4.250% Floor 1.000% 09/27/2024	5.934%	2,706,704	2,695,417
Total			20,817,656
Oil Field Services 0.3%
ChampionX Corp.(e),(f)
Term Loan
3-month USD LIBOR + 2.500% 05/09/2025	3.313%	1,168,288	1,155,881
Lealand Finance Company BV(c),(e),(f)
Term Loan
1-month USD LIBOR + 3.000% 06/28/2024	3.764%	33,314	21,654
Lealand Finance Company BV(e),(f)
Term Loan
3-month USD LIBOR + 1.000% 06/30/2025	3.000%	436,302	219,896
MRC Global, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 09/20/2024	3.764%	2,165,181	2,125,493
Total			3,522,924
Other Financial Institutions 1.0%
Freeport LNG Investments LLP(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/21/2028	4.563%	5,992,256	5,953,845
TaylorMade Golf LLC(e),(f)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	3.750%	1,646,957	1,618,135
Trans Union LLC(e),(f)
Tranche B6 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/01/2028	3.014%	2,648,626	2,619,200
Total			10,191,180

12	Columbia Floating Rate Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 1.2%
APi Group, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.500% 10/01/2026	3.264%	1,664,755	1,653,318
1-month USD LIBOR + 2.750% 01/03/2029	3.514%	1,590,655	1,583,099
Hillman Group, Inc. (The)(e),(f),(g),(h)
Delayed Draw Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/14/2028	2.800%	421,772	410,625
Hillman Group, Inc. (The)(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/14/2028	3.382%	1,752,795	1,706,469
Husky Injection Molding Systems Ltd.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 03/28/2025	3.354%	2,000,000	1,952,180
Lightstone Holdco LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	4.989%	1,867,463	1,722,342
Tranche C Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	4.989%	105,328	97,143
Vericast Corp.(e),(f)
Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 06/16/2026	8.756%	1,095,925	872,630
WireCo WorldGroup(e),(f),(g)
Term Loan
1-month USD LIBOR + 4.250% Floor 0.500% 11/13/2028	4.750%	2,975,024	2,934,118
Total			12,931,924
Packaging 2.9%
Altium Packaging LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 02/03/2028	3.520%	1,377,391	1,324,885
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Anchor Glass Container Corp.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 12/07/2023	3.750%	1,563,767	1,342,228
2nd Lien Term Loan
3-month USD LIBOR + 7.750% Floor 1.000% 12/07/2024	8.750%	333,333	149,710
Anchor Glass Container Corp.(c),(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 12/07/2023	6.006%	474,000	398,160
Charter Next Generation, Inc.(e),(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 12/01/2027	4.514%	4,765,992	4,737,921
Graham Packaging Co., Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 08/04/2027	3.764%	2,060,962	2,016,012
Mauser Packaging Solutions Holding Co.(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 04/03/2024	3.705%	1,984,375	1,943,199
Novolex (Flex Acq)(e),(f),(g)
1st Lien Term Loan B
1-month Term SOFR + 4.250% Floor 0.500% 04/13/2029	4.783%	3,900,000	3,845,907
Packaging Coordinators Midco, Inc.(e),(f)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/30/2027	4.756%	3,696,938	3,673,832
Pactiv Evergreen Inc.(e),(f),(g)
Tranche B3 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 09/24/2028	4.264%	2,822,852	2,749,825
Pactiv Evergreen, Inc.(e),(f)
Tranche B2 Term Loan
1-month USD LIBOR + 3.250% 02/05/2026	4.014%	1,036,875	1,007,065
Tosca Services LLC(e),(f),(g)
Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 08/18/2027	4.264%	3,975,000	3,868,669

Columbia Floating Rate Fund | Third Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Trident TPI Holdings, Inc.(e),(f),(g),(h)
Delayed Draw Tranche B3 Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 09/15/2028	4.479%	297,075	293,115
Trident TPI Holdings, Inc.(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 09/15/2028	4.764%	2,089,284	2,061,433
Twist Beauty International Holdings S.A.(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 04/20/2024	4.000%	623,406	600,029
Total			30,011,990
Pharmaceuticals 2.2%
Bausch Health Companies, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	3.764%	2,699,218	2,682,914
Bausch Health Companies, Inc.(e),(f),(g)
Term Loan
SOFR + 5.250% Floor 0.500% 01/27/2027	5.750%	2,000,000	1,932,500
Elanco Animal Health, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 1.750% 08/01/2027	2.205%	1,918,916	1,878,139
Endo Luxembourg Finance Co. I SARL(e),(f)
Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 03/27/2028	5.813%	3,013,833	2,788,548
Grifols Worldwide Operations Ltd.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 11/15/2027	2.764%	2,164,770	2,113,141
Jazz Pharmaceuticals PLC(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 05/05/2028	4.264%	2,382,000	2,377,236
Mallinckrodt International Finance SA(e),(f)
Term Loan
3-month USD LIBOR + 5.000%% Floor 0.750% 02/24/2025	6.250%	1,679,234	1,554,971
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Organon & Co.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 06/02/2028	3.563%	2,637,279	2,622,458
Sunshine Luxembourg VII SARL(e),(f),(g)
Tranche B3 Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 10/01/2026	4.756%	4,919,815	4,871,502
Total			22,821,409
Property & Casualty 2.5%
Asurion LLC(e),(f)
Tranche B3 2nd Lien Term Loan
1-month USD LIBOR + 5.250% 01/31/2028	6.014%	1,600,000	1,550,496
Tranche B4 2nd Lien Term Loan
1-month USD LIBOR + 5.250% 01/20/2029	6.014%	2,355,981	2,282,946
Tranche B6 Term Loan
3-month USD LIBOR + 3.125% 11/03/2023	3.889%	832,063	827,753
Tranche B7 Term Loan
3-month USD LIBOR + 3.000% 11/03/2024	3.764%	1,318,613	1,304,253
Tranche B8 Term Loan
1-month USD LIBOR + 3.250% 12/23/2026	4.014%	1,999,943	1,953,284
Tranche B9 Term Loan
1-month USD LIBOR + 3.250% 07/31/2027	4.014%	1,485,000	1,449,731
Hub International Ltd.(e),(f),(g)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 04/25/2025	4.213%	4,469,171	4,407,720
Hub International Ltd.(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 04/25/2025	4.348%	2,131,113	2,118,369
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub, Ltd.(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 12/31/2025	4.014%	2,405,340	2,379,796
3-month USD LIBOR + 3.750% 09/03/2026	4.514%	1,240,434	1,232,904

14	Columbia Floating Rate Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
USI, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 05/16/2024	4.006%	4,551,108	4,505,597
1-month USD LIBOR + 3.250% 12/02/2026	4.256%	1,969,814	1,951,593
Total			25,964,442
Railroads 0.2%
Genesee & Wyoming, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.000% 12/30/2026	3.006%	1,974,811	1,956,090
Restaurants 1.2%
1011778 BC ULC(e),(f)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	2.514%	4,179,054	4,094,596
IRB Holding Corp.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.756%	1,240,310	1,228,254
1-month Term SOFR + 3.000% Floor 0.750% 12/15/2027	3.750%	1,975,000	1,945,375
Whatabrands LLC(e),(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 08/03/2028	4.014%	4,774,752	4,718,314
Total			11,986,539
Retailers 2.0%
Belk, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 7.500% Floor 1.000% 07/31/2025	8.500%	532,052	522,741
Great Outdoors Group LLC(e),(f)
Tranche B2 Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/06/2028	4.514%	7,844,582	7,756,331
Harbor Freight Tools USA, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 10/19/2027	3.514%	2,940,114	2,834,005
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Osmosis Buyer Ltd.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 07/31/2028	4.250%	3,617,081	3,559,063
PetSmart LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 02/11/2028	4.500%	5,964,975	5,902,343
Total			20,574,483
Technology 21.4%
Arches Buyer, Inc.(e),(f),(g)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 12/06/2027	4.014%	5,407,217	5,271,280
Ascend Learning LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	4.264%	2,194,962	2,166,339
2nd Lien Term Loan
1-month USD LIBOR + 5.750% Floor 0.500% 12/10/2029	6.514%	4,746,828	4,681,560
athenahealth, Inc.(e),(f),(g),(h)
Delayed Draw Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/15/2029	1.750%	956,581	942,232
athenahealth, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/15/2029	4.009%	5,643,828	5,559,171
Atlas CC Acquisition Corp.(e),(f),(g)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 05/25/2028	5.000%	3,806,331	3,769,448
Tranche C 1st Lien Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 05/25/2028	5.000%	774,169	766,667
Atlas Purchaser, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.750% 05/08/2028	6.000%	3,974,987	3,836,578

Columbia Floating Rate Fund | Third Quarter Report 2022	15

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Avaya, Inc.(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 4.250% 12/15/2027	4.804%	2,982,808	2,934,338
Tranche B2 Term Loan
1-month USD LIBOR + 4.000% 12/15/2027	4.554%	3,195,555	3,142,285
Camelot U.S. Acquisition 1 Co.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 10/30/2026	4.000%	2,718,100	2,692,278
Camelot U.S. Acquisition 1 Co.(e),(f),(g)
Term Loan
1-month USD LIBOR + 3.000% 10/30/2026	3.764%	2,240,482	2,211,087
Celestica, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.125% 06/27/2025	2.823%	2,531,786	2,506,468
Cloudera, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/08/2028	4.514%	2,733,906	2,686,062
CommScope, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 04/06/2026	4.014%	4,503,719	4,324,696
CoreLogic, Inc.(c),(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 06/02/2028	4.313%	3,731,250	3,498,047
Cornerstone OnDemand, Inc.(e),(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/16/2028	4.514%	4,682,483	4,610,279
Cyxtera DC Holdings, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/01/2024	4.000%	1,933,806	1,909,981
Dawn Acquisition LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 12/31/2025	4.746%	4,252,670	3,582,194
DCert Buyer, Inc.(e),(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 10/16/2026	4.764%	5,969,272	5,939,426
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Dun & Bradstreet Corp. (The)(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 02/06/2026	3.918%	3,598,615	3,568,026
Tranche B2 Term Loan
1-month Term SOFR + 3.250% 01/18/2029	3.919%	1,003,826	995,043
Endurance International Group Holdings, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 02/10/2028	4.250%	5,243,993	5,003,661
Entegris, Inc.(e),(f),(g)
Term Loan
SOFR + 3.000% 03/02/2029	3.050%	727,584	727,358
Everi Holdings, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 2.500% 08/03/2028	3.008%	2,519,800	2,498,382
Evertec Group LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/27/2024	4.249%	2,323,564	2,310,970
GoTo Group, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.750% 08/31/2027	5.304%	3,463,693	3,322,998
Idemia Group SAS(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 4.500% Floor 0.750% 01/10/2026	5.506%	4,344,412	4,309,656
Idera, Inc.(e),(f)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	4.520%	3,177,068	3,131,668
II-VI, Inc.(e),(f),(g)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 12/08/2028	3.250%	2,341,613	2,327,961
Informatica LLC(e),(f)
Term Loan
1-month USD LIBOR + 2.750% 10/27/2028	3.563%	3,724,979	3,665,603
Ingram Micro, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 06/30/2028	4.506%	4,691,055	4,671,118

16	Columbia Floating Rate Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ION Trading Finance Ltd.(e),(f),(g)
Term Loan
1-month USD LIBOR + 4.750% 04/01/2028	5.514%	3,926,618	3,899,367
Loyalty Ventures, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 11/03/2027	5.264%	3,056,275	2,974,153
Lummus Technology Holdings V LLC(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.500% Floor 1.000% 06/30/2027	4.264%	3,874,520	3,725,351
MA FinanceCo LLC(e),(f)
Tranche B4 Term Loan
1-month USD LIBOR + 4.250% Floor 1.000% 06/05/2025	5.250%	2,101,562	2,085,359
Maxar Technologies Ltd.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/04/2024	3.520%	4,107,628	4,069,755
McAfee LLC(e),(f),(g)
Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 03/01/2029	4.500%	5,098,149	4,957,950
Misys Ltd.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	4.739%	5,934,944	5,750,427
Mitchell International, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/15/2028	4.250%	3,343,904	3,287,492
MKS Instruments, inc.(e),(f),(g)
Term Loan
1-month USD LIBOR + 2.251% Floor 0.500% 04/11/2029	2.750%	1,698,010	1,689,520
Monotype Imaging Holdings, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 10/09/2026	6.006%	1,915,375	1,908,192
MYOB US Borrower LLC(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 05/06/2026	4.764%	1,604,625	1,581,053
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Natel Engineering Co., Inc.(e),(f)
Term Loan
3-month USD LIBOR + 6.250% Floor 1.000% 04/30/2026	7.742%	2,883,690	2,793,575
NCR Corp.(e),(f),(g)
Term Loan
1-month USD LIBOR + 2.500% 08/28/2026	3.740%	3,957,331	3,838,611
NortonLifeLock, Inc.(e),(f),(g)
Term Loan
SOFR + 2.000% Floor 0.500% 01/28/2029	2.500%	3,620,942	3,557,576
Peraton Corp.(e),(f)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 02/01/2028	4.514%	4,977,144	4,932,798
Pitney Bowes, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 4.000% 03/17/2028	4.770%	2,568,649	2,525,829
Plantronics, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 07/02/2025	3.264%	2,000,000	1,982,180
Presidio Holdings Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% 01/22/2027	4.718%	1,732,368	1,712,879
Proofpoint, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 08/31/2028	3.758%	1,995,000	1,960,925
Rackspace Technology Global, Inc.(e),(f)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 02/15/2028	3.500%	4,227,500	4,123,588
Riverbed Technology, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 6.000% Floor 1.000% 12/07/2026	9.000%	1,057,601	823,015
Sabre GLBL, Inc.(e),(f)
Term Loan B
1-month Term SOFR + 4.250% Floor 0.500% 06/30/2028	5.050%	283,372	281,955

Columbia Floating Rate Fund | Third Quarter Report 2022	17

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/17/2027	4.264%	733,520	726,339
Tranche B2 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/17/2027	4.264%	1,169,274	1,157,827
Seattle SpinCo, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.750% 06/21/2024	3.514%	2,965,720	2,926,809
Tranche B1 Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 02/26/2027	4.671%	1,866,445	1,845,447
Sitel Group(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 08/28/2028	4.520%	2,055,307	2,031,219
Sophia LP(e),(f)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/07/2027	4.256%	1,777,567	1,755,348
Sovos Compliance LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 08/11/2028	5.264%	2,494,669	2,489,829
Sovos Compliance LLC(e),(f),(g),(h)
Delayed Draw 1st Lien Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 08/11/2028	4.500%	431,886	431,048
SS&C Technologies Holdings, Inc.(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	2.514%	667,293	657,056
Tranche B4 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	2.514%	541,694	533,385
Tempo Acquisition LLC(e),(f)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/31/2028	3.700%	4,957,462	4,917,208
TIBCO Software, Inc.(e),(f)
2nd Lien Term Loan
1-month USD LIBOR + 7.250% 03/03/2028	8.020%	1,250,000	1,246,875
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B3 Term Loan
1-month USD LIBOR + 3.750% 06/30/2026	4.520%	2,184,286	2,176,095
TTM Technologies, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/28/2024	2.955%	1,020,496	1,017,629
UKG, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	4.756%	2,206,092	2,193,914
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	4.212%	2,962,631	2,929,302
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	6.212%	2,517,589	2,491,783
Ultra Clean Holdings, Inc.(e),(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 3.750% 08/27/2025	4.514%	2,979,539	2,967,115
Veracode(e),(f),(g)
Term Loan
1-month Term SOFR + 4.750% Floor 0.500% 04/20/2029	5.824%	1,207,919	1,204,295
VeriFone Systems, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 08/20/2025	4.498%	1,994,832	1,956,192
Veritas, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 09/01/2025	6.000%	2,954,348	2,698,472
Verscend Holdings Corp.(e),(f),(g)
Tranche B1 Term Loan
1-month USD LIBOR + 4.000% 08/27/2025	4.764%	4,481,250	4,461,667
Virtusa Corp.(e),(f),(g)
Term Loan B
1-month USD LIBOR + 3.750% Floor 0.750% 02/11/2028	4.500%	1,500,000	1,482,660
Virtusa Corp.(e),(f)
Tranche B1 Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/15/2029	4.550%	3,478,439	3,432,071

18	Columbia Floating Rate Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Xperi Holding Corp.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 06/08/2028	4.264%	3,175,597	3,141,460
Total			220,895,455
Transportation Services 0.3%
First Student Bidco Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 07/21/2028	3.983%	2,146,067	2,103,146
Tranche C Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 07/21/2028	3.983%	794,158	778,275
Total			2,881,421
Wireless 0.6%
Numericable US LLC(e),(f)
Tranche B11 Term Loan
3-month USD LIBOR + 2.750% 07/31/2025	3.989%	3,372,500	3,306,467
SBA Senior Finance II LLC(e),(f)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	2.520%	2,802,325	2,754,545
Total			6,061,012
Wirelines 0.8%
Level 3 Financing, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 03/01/2027	2.514%	2,395,028	2,311,800
Lumen Technologies, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 2.250% 03/15/2027	3.014%	1,466,250	1,402,410
Zayo Group Holdings, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% 03/09/2027	3.764%	4,447,533	4,213,192
Total			7,927,402
Total Senior Loans (Cost $966,711,880)			950,029,129
Warrants 0.4%
Issuer	Shares	Value ($)
Communication Services 0.4%
Diversified Telecommunication Services 0.2%
Windstream Corp.(a),(c)	139,708	2,375,036
Entertainment 0.0%
Cineworld Finance US, Inc.(a)	239,433	39,507
Media 0.2%
iHeartCommunications, Inc.(a)	84,607	1,607,533
Total Communication Services		4,022,076
Financials 0.0%
Diversified Financial Services 0.0%
Spectacle BidCo Holdings, Inc.(a)	190,476	450,965
Total Financials		450,965
Total Warrants (Cost $2,941,136)		4,473,041

Money Market Funds 11.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.462%(i),(j)	117,620,498	117,585,211
Total Money Market Funds (Cost $117,579,633)		117,585,211
Total Investments in Securities (Cost: $1,146,775,127)		1,125,601,807
Other Assets & Liabilities, Net		(91,247,340)
Net Assets		1,034,354,467

Columbia Floating Rate Fund | Third Quarter Report 2022	19

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2022, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2022, the total value of these securities amounted to $36,024,123, which represents 3.48% of total net assets.
(e)	The stated interest rate represents the weighted average interest rate at April 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(f)	Variable rate security. The interest rate shown was the current rate as of April 30, 2022.
(g)	Represents a security purchased on a forward commitment basis.
(h)	At April 30, 2022, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
athenahealth, Inc. Delayed Draw Term Loan 02/15/2029 1.750%	956,581
Hillman Group, Inc. (The) Delayed Draw Term Loan 07/14/2028 2.800%	388,185
Sovos Compliance LLC Delayed Draw 1st Lien Term Loan 08/11/2028 4.500%	431,885
Trident TPI Holdings, Inc. Delayed Draw Tranche B3 Term Loan 09/15/2028 4.479%	110,797

(i)	The rate shown is the seven-day current annualized yield at April 30, 2022.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.462%
	49,900,918	338,915,206	(271,236,491)	5,578	117,585,211	(11,969)	74,205	117,620,498
Abbreviation Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
20	Columbia Floating Rate Fund | Third Quarter Report 2022

  (continued)
|	21

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT149_07_M01_(06/22)